Variable interest entities - Income, proceeds, funding and cash balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable interest entities
Cash balance at period end	$ 220,549	$ 107,658
VIE primary beneficiary
Variable interest entities
Total revenue:	470,216	73,480	$ 26,158
Proceeds	150,775	92,080	139,825
(Funding)	(304,348)	(291,046)	(224,893)
Cash balance at period end	$ 24,613	$ 32,966	$ 40,547